Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net (loss)	$ (5,463,627)	$ (2,280,785)	$ (3,713,782)	$ (2,320,361)
Adjustments to reconcile net loss to net cash (used) by operating activities:
Shares issued for services	1,710,553	286,965	752,950	585,408
Shares issued for officer compensation	586,725		60,500
Depreciation and amortization	437,324	159,086	244,818	52,616
Amortization of debt discounts - related party	2,611	11,161	14,908	10,232
Amortization of options issued for services			210,686	491,139
Sharebased compensation expense	447,805	210,686
Increase (decrease) in allowance for doubtful accounts	(1,717)	66,423	10,967
(Gain) loss on settlement, net			210,686
Changes in operating assets and liabilities:
(Increase) in restricted cash				(20,000)
(Increase) in accounts receivable	97,462	(149,400)	(134,334)	(26,395)
(Increase) decrease in prepaid expenses	128,271	30,814	35,869	(135,535)
(Increase) in inventory	(48,240)		(61,050)
(Increase) decrease in interest receivable		(6,679)	7,282	1,227
(Increase) decrease in deposits and other assets	1,842	(3,500)	(8,500)	(3,842)
Increase in accounts payable and accrued expenses	303,888	417,871	741,729	355,486
(Decrease) increase in expenses - related party	166,341
(Decrease) increase in accrued interest		4,522	(9,449)
(Decrease) increase in accrued interest - related party	(5,019)	3,666	5,019
Net cash (used in) operating activities	(1,635,781)	(1,252,170)	(1,815,661)	(1,010,025)
Cash flows from investing activities
Purchase of fixed assets		9,016	13,786	388,922
Acquisition of intellectual property	501,367		75,000
Additions to capitalized software development	370,130	336,438	440,091
Net cash (used in) investing activities	(871,497)	(345,454)	(528,877)	(388,922)
Cash flows from financing activities
Payments on notes payable		27,566	27,566
Cash acquired from acquisition				27,566
Proceeds for notes payable - related party	45,000			317,331
Payments on notes payable- related party		100,000	205,000
Proceeds from sale of common stock	1,895,000	1,732,322	3,165,625	1,162,525
Net cash provided by financing activities	1,940,000	1,604,756	2,933,059	1,507,422
Net increase (decrease) in cash	(567,278)	7,132	588,739	108,475
Cash - beginning of the period	700,323	111,584	111,584	3,109
Cash - ending of the period	133,045	118,716	700,323	111,584
Supplemental disclosures:
Interest paid
Income taxes paid
Non-cash transactions:
Shares issued for services	1,710,553	286,965	752,950	585,408
Shares issued for accounts payable	165,979		449,476
Shares issued for prepaid expenses	259,292
Shares issued for officer compensation	586,725		60,500
Shares issued for acquisitions	3,004,861	3,132,500	3,132,500	589,294
Options issued for share based compensation expense	392,605	210,686	234,266	774,139
Shares issued for share based compensation expense	$ 55,200